Acquisitions and disposals - Disclosure of Impact of Disposals (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Goodwill and intangible assets	€ 40,901	€ 39,466
Other non-current assets	971	911
Current assets	19,194	17,902
Liabilities	(57,195)	(54,502)
Loss on recycling of currency retranslation on disposal	545	14
Non-controlling interests	(2,565)	(2,662)
Profit/(loss) on sale attributable to Unilever	(406)	489
Consideration	1,396	578
Of which:
Cash	1,299	477
Non-cash items and deferred consideration	97	101
Intangible assets	18,590	18,357
Cash at bank and in hand	3,241	2,862
Cash and cash equivalents in subsidiary or businesses acquired or disposed	324
Elida Beauty, Russia and Truliva
Of which:
Intangible assets	984
Total disposals
Disclosure of analysis of single amount of discontinued operations [line items]
Goodwill and intangible assets	1,107	56
Other non-current assets	218	55
Current assets	700	108
Liabilities	(683)	(144)
Net assets sold	1,342	75
Non-controlling interests	(85)	€ 0
Of which:
Cash at bank and in hand	324
Trade payables	431
Total disposals | Suave and Dollar Shave Club
Of which:
Inventories	126
Total disposals | Dollar Shave Club
Of which:
Trade receivables	€ 215